1 General information	12 Months Ended
Dec. 31, 2020
General Information
General information
Note	1 | General information

History and development of the Company

edenor was organized on July 21, 1992 by Executive Order No. 714/92 in connection with the privatization and concession process of the distribution and sale of electric power carried out by SEGBA.

By means of an International Public Bidding, the PEN awarded 51% of the Company’s capital stock, represented by the Class "A" shares, to the bid made by EASA, the parent company of edenor at that time. The award as well as the transfer contract were approved on August 24, 1992 by Executive Order No. 1,507/92 of the PEN.

On September 1, 1992, EASA took over the operations of edenor.

As a consequence of the merger processes of EASA and its parent IEASA with and into CTLL, and, in turn, of the latter with and into PESA, formalized in 2018, at present, PESA is the controlling company of edenor (Note 39).

The corporate purpose of edenor is to engage in the distribution and sale of electricity within the concession area. Furthermore, among other activities, the Company may subscribe or acquire shares of other electricity distribution companies, subject to the approval of the regulatory agency, assign the use of the network to provide electricity transmission or other voice, data and image transmission services, and render advisory, training, maintenance, consulting, and management services and know-how related to the distribution of electricity both in Argentina and abroad. These activities may be conducted directly by edenor or through subsidiaries or related companies. In addition, the Company may act as trustee of trusts created under Argentine laws.

The Company’s economic and financial situation

In the last five fiscal years, the Company recorded negative working capital. This situation is due mainly to the suspension of the electricity rate update from February 2019 to date, in spite of the constant increase of the operating costs and the investments necessary, both for the operation of the network and to maintain the quality of the service, in a context of inflation and sustained recession in which the Argentine economy has been since mid-2018. The Company has been significantly affected by such freeze on electricity rates, therefore, its revenues are at December 2018 values, in spite of the high levels of inflation experienced over the past three years making it uncertain when the update of costs will be finally recognized.

Additionally, this situation was exacerbated by the effects of the COVID-19 pandemic, which has had a severe social, economic and financial impact. Most of the world’s countries implemented exceptional actions, which had an immediate impact on their economies, as rapidly evidenced by the falls recorded in production and activity indicators. The governments’ immediate response to these consequences was the implementation of tax aids to sustain their citizens’ income and thereby reduce the risk of a breakdown in the chain of payments, with the aim of avoiding an economic and financial crisis.

With regard to the Company, significant impacts were generated that affected the economic and financial equation generated by the freeze on electricity rates even further, such as the increase in delinquency rates and the decrease in demand, as a consequence of which the Company’s Management was forced to partially postpone payments to CAMMESA for energy purchased in the Wholesale Electricity Market (“MEM”) as from the maturities taking place in March 2020; payment obligations which have been partially regularized, but as of December 31, 2020 accumulate a principal balance of $ 19,008, plus interest and charges for $ 2,376.

This whole situation is aggravated by a complex and vulnerable economic context, as reflected by the country’s economic conditions described below:

o      Economic contraction by an estimated 11.8% for 2020 (IMF – October 2020 World Economic Outlook Report);

o      Increase of both public spending and the fiscal deficit;

o      Inflation rate of 36% in 2020 that is expected not only to continue but in fact to increase over time;

o      41% devaluation of the Argentine peso against the United States dollar, considering the BNA’s rate of exchange, with the gap between the official and the blue-chip swap dollar exchange rates amounting to 67%;

o      Imposition of currency restrictions by the monetary authority, which directly affect the value of the foreign currency for certain restricted foreign exchange transactions taking place outside the MULC.

As for the currency restrictions, the BCRA’s prior authorization is required for certain transactions, such as the Company’s transactions associated with the payment of imports of goods from abroad that are necessary for the provision of the service, and debt service payments. These currency restrictions, or those to be implemented in the future, could affect the Company’s ability to access the MULC in order to acquire the foreign currency necessary to face its operating and financial obligations.

Additionally, DNU No. 1020 of December 16, 2020 extended until March 31, 2021 the freeze on electricity rates prescribed by Law No. 27,541 on Social Solidarity and Production Reactivation in the framework of the Economic Emergency enacted by the end of 2019, which authorized the PEN to keep electricity rates under federal jurisdiction unchanged, with the direct impact such extension has on the Company’s financial soundness.

Despite the previously described situation, it is worth pointing out that, in general terms, the quality of the electricity distribution service has been significantly improved, both in duration and frequency of power cuts. In view of the continuous increase of the costs associated with the provision of the service, as well as the need for additional investments to meet the demand, the Company, as previously mentioned, is analyzing different measures aimed at mitigating the negative effects of this situation on its financial structure, minimizing the impact on the sources of employment, the execution of the investment plan, and the carrying out of the essential operation, maintenance and improvement-related works that are necessary to maintain the provision of the public service, object of the concession, in a satisfactory manner in terms of quality and safety.

Taking into consideration that the realization of the measures necessary to reverse the manifested negative trend depends on the occurrence of certain events that are not under the Company’s control, the Board of Directors has raised substantial doubt about edenor’s ability to continue as a going concern, which may result in the Company’s being obliged to defer certain payment obligations or unable to meet expectations for salary increases or the increases recorded in third-party costs (Note 2.b).

Despite what has been previously described, these financial statements have been prepared assuming that the Company will continue to operate as a going concern and do not include the adjustments or reclassifications that might result from the outcome of these uncertainties.